Employee Stock Options (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Schedule of assumptions used to estimate fair value stock options granted
June 30, 2019

Expected dividend yield	0%
Expected volatility	90%
Risk-free interest rate	2.40%
Expected life of warrants	4.0 years

Employee Stock Option [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Schedule of assumptions used to estimate fair value stock options granted

2019
Expected dividend yield	0%
Expected volatility	90%
Risk-free interest rate	2.40-2.47%
Expected life of options	4.0 years

2018

Expected dividend yield	0%
Expected volatility	80-97%
Risk-free interest rate	2.48-2.85%
Expected life of options	4.00 years

	2018	2017
Expected dividend yield	0%	0%
Expected volatility	80-96%	82-101%
Risk-free interest rate	2.41-2.93%	1.50-2.62%
Expected life of options	4.0 years	2.5-4.0 years

Schedule of stock option activity

	Number of Options	Weighted Average Exercise Price per Share	Weighted Average Contractual Life in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2018	13,990,000	$0.61	3.15
Exercisable – December 31, 2018	13,610,000	$0.59	3.16	$0
Granted	130,000	$1.06
Cancelled or Expired	(50,000)	$0.90
Outstanding – June 30, 2019	14,070,000	$0.61	2.61
Exercisable – June 30, 2019	13,745,000	$0.60	2.66	$4,466,080

	Number of Options	Weighted Average Exercise Price per Share	Weighted Average Contractual Life in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2017	7,945,000	$1.38	3.50
Exercisable – December 31, 2017	7,627,500	$1.35	3.50	$0
Granted	560,000	$1.00
Cancelled or Expired	(317,500)	$5.03
Outstanding – June 30, 2018	8,187,500	$1.21	3.16	$0
Exercisable – June 30, 2018	7,707,500	$1.21	3.14	$0

	Number of Options	Weighted Average Exercise Price per Share	Weighted Average Contractual Life in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2016	442,500	$5.81	1.72
Exercisable – December 31, 2016	407,500	$5.57	1.65		$0
Granted	7,510,000	$1.12
Cancelled or Expired	(7,500)	$4.18
Outstanding – December 31, 2017	7,945,000	$1.38	3.50
Exercisable – December 31, 2017	7,627,500	$1.35	3.50		$0
Granted	11,560,000	$0.82
Cancelled or Expired	(5,515,000)	$1.37
Outstanding – December 31, 2018	13,990,000	$0.61	3.15	$
Exercisable – December 31, 2018	13,610,000	$0.59	3.16		$0